united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 06/30/21

Item 1. Reports to Stockholders.

Acclivity Mid Cap Multi-Style Fund

Acclivity Small Cap Value Fund

Semi-Annual Report

June 30, 2021

www.acclivityfunds.com
1 (855) 873-3837

Distributed by Northern Lights Distributors, LLC
Member FINRA

US Market Review (unaudited)

A Brief Recap

In the first half of this year ending with June 30th, 2021, the U.S. equity market, represented by the S&P 500 Total Return Index, advanced 15.25% as the vaccine rollout continues. We believe the economic activity will continue to improve throughout the year if the following assumptions are satisfied: 1) Current increase in inflation is transitory, 2) Interest rates will increase, 3) A portion of President Biden’s fiscal plan will pass into law, 4) A stable and healthy geography political environment. But this future is not guaranteed. We remain cautious and observe any potential market changes. Across different market capitalization segments, the U.S. large-cap, represented by the Russell 1000 Total Return Index, went up 14.95%. The U.S. mid-cap, represented by the Russell Mid Cap Total Return Index, finished 16.25% higher. And the U.S. small-cap, represented by the Russell 2000 Total Return Index, outperformed the large peers by 2.58%. Among all the Global Industry Clasification Standards sectors, Energy and Financial securities outperformed most while Utility and Consumer Staples securities lagged behind most. Value securities outperformed growth securities across different market capitalization segments measured by Russell indices in the first half of 2021.

Acclivity Mid Cap Multi-Style Fund

Within the Mid Caps for this period, the Russell Mid Cap Total Return Index went up 16.25%, and the Russell Mid Cap Value Total Return Index advanced 19.45%. Acclivity Mid Cap Multi-Style Fund Class I Shares (“AXMIX”) were up 16.30%. Exhibit 1 compares the first two-quarters performance of AXMIX and its benchmark Russell Mid Cap Total Return index.

Exhibit 1. Performance of AXMIX v.s. Russell Mid Cap as of June 30th, 2021

2021 Performance	Q1	Q2	YTD
AXMIX	11.50%	4.31%	16.30%
Russell Mid Cap	8.14%	7.50%	16.25%

To decompose fund performance, the overweight in financial securities has made up most of the positive sector allocation. The underweight in real estate and energy securities dragged the performance. Meanwhile, the security selections in the industrials sector outperformed the most, and the security selections in the real estate and healthcare sectors struggled. Exhibit 2 compares the characteristics of AXMIX against the benchmark.

Exhibit 2. Characteristics of AXMIX v.s. Russell Mid Cap Index as of June 30th, 2021.

Fund/Index	Price-to-Book	Price-to-Earnings	EBITDA/Total Market Value	Market Capitalization ($B)
AXMIX	2.76	20.63	1.68%	13.04
Russell Mid Cap Index	3.68	24.19	0.94%	23.31

Exhibit 2 shows that our Fund emphasizes stocks with smaller market capitalization, lower relative prices, and higher profitability than the benchmark. Exhibit 3 shows the investment style between the Fund and benchmark.

Exhibit 3. Investment style of AXMIX v.s. Russell Mid Cap Index using daily data between January 1st, 2021, and June 30th, 2021.

Acclivity Small Cap Value Fund

Within small cap stocks for this period, the Russell 2000 Value Total Return Index surged 26.69%, while the Russell 2000 Growth Total Return Index advanced 8.98%. Acclivity Small Cap Value Fund Class I Shares (“AXVIX”) were up 31.24%. Exhibit 4 compares the first two-quarters performance of AXVIX and its benchmark Russell 2000 Value index.

Exhibit 4. Performance of AXVIX v.s. Russell 2000 Value as of June 30th, 2021

2021 Performance	Q1	Q2	YTD
AXVIX	24.78%	5.17%	31.23%
Russell 2000 Value	21.17%	4.56%	26.69%

To decompose fund performance, the overweight in consumer discretionary securities and the underweight of utility securities have made up most of the positive sector allocation. The overweight in information technology and financial securities dragged the performance. Meanwhile, the security selections in the financial sector outperformed the most, and the security selections in the communication services sector struggled. Exhibit 5 compares the characteristics of AXVIX against the benchmark.

Exhibit 5. Characteristics of AXVIX v.s. Russell 2000 Value Index as of June 30th, 2021.

Fund/Index	Price-to-Book	Price-to-Earnings	EBITDA/Total Market Value	Market Capitalization ($B)
AXVIX	1.39	11.97	6.74%	3.49
Russell 2000 Value Index	1.57	14.44	3.96%	3.08

Exhibit 5 shows that our Fund emphasizes stocks with lower relative prices and higher profitability than the benchmark. Exhibit 6 shows the investment style between the Fund and benchmark.

Exhibit 6. Investment style of AXVIX v.s. Russell 2000 Value Index using daily data between January 1st, 2021, and June 30th, 2021.

Our research team pursues an active research agenda in which we are looking for better ways to systematically define and measure factors. And as always, we are focused on delivering long-term results that our clients expect from Innealta Capital.

Disclosures and Important Information

Russell 1000 Index is a stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000 Index.

Russell 2000 Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index.

Russell 2000 Value Index measures the performance of Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Growth Index measures the performance of Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Mid Cap Index is a stock market index that tracks the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

Russell Mid Cap Value Index measures the performance of Russell mid cap companies with lower price-to-book ratios and lower forecasted growth values.

Russell Mid Cap Growth Index measures the performance of Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values.

Total return indexes reinvest dividends.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Indices do not reflect any fees, expenses, or sales charges and are not available for direct investment.

Price-to-book ratio is calculated using Index Methodology. Price-to-earnings ratio is calculated using Weighted Harmonic Average. EBITDA/Total Market Value is a proxy for current cash flow to total market value, commonly known in factor investing as “profitability”.

Momentum refers to the Bloomberg US Pure Momentum Portfolio, which represents the return of Momentum factor defined by Bloomberg PORT. It separates stocks based on their 1-year price performance.

Dividend refers to the Bloomberg US Pure Dividend Yield Portfolio, which represents the return of Dividend Yield factor defined by Bloomberg PORT. It is a distinct dimension of value.

Volatility refers to the Bloomberg US Pure Volatility Portfolio, which represents the return of Volatility factor defined by Bloomberg PORT. It differentiates more volatile stocks and less volatile ones.

Size refers to the Bloomberg US Pure Size Portfolio, which represents the return of Size factor defined by Bloomberg PORT. It is a metric distinguishing between large and small stocks.

Value refers to the Bloomberg US Pure Value Portfolio, which represents the return of Value factor defined by Bloomberg PORT. It aims to differentiate “rish” & “cheap” stocks.

Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results.

824-INN-08/02/2021

9140-NLD-7/30/2021

ACCLIVITY MID CAP MULTI-STYLE FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the periods ended June 30, 2021, compared to its benchmark:

			Since Inception
	Six Months	One Year	(12/31/19)
Acclivity Mid Cap Multi-Style Fund - Class I	16.30%	51.95%	18.15%
Acclivity Mid Cap Multi-Style Fund - Class N	16.30%	51.95%	18.15%
Russell Mid-Cap Total Return Index**	16.25%	49.80%	22.85%
S&P 500 Total Return Index***	15.25%	40.79%	23.05%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 97.50% for Class I shares and 97.75% for Class N shares per the May 1, 2021, prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.49% for Class I shares and 0.74% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell Mid-Cap Total Return Index measures the performance of the smallest 800 companies in the Russell 1000 index. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2021	% of Net Assets
Insurance	8.7%
Money Market Fund	6.5%
Retail - Discretionary	5.5%
Banking	5.2%
Software	4.0%
Semiconductors	3.6%
Health Care Facilities & Services	3.5%
Chemicals	3.2%
Machinery	3.2%
Other	61.0%
Liabilities in Excess of Other Assets	(4.4)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the periods ended June 30, 2021, compared to its benchmark:

			Since Inception
	Six Months	One Year	(12/31/18)
Acclivity Small Cap Value Fund - Class I	31.23%	82.33%	22.84%
Acclivity Small Cap Value Fund - Class N	31.04%	81.97%	22.69%
Russell 2000® Value Total Return Index**	26.69%	73.28%	21.40%
S&P 500 Total Return Index***	15.25%	40.79%	26.39%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 5.63% for Class I shares and 5.88% for Class N shares per the May 1, 2021 prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.54% for Class I shares and 0.79% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell 2000® Value Total Return Index measures the performance of the largest 2,000 U.S. companies determined by total market capitalization. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2021	% of Net Assets
Banking	21.8%
Retail - Discretionary	7.6%
Technology Hardware	5.9%
Oil & Gas Producers	5.3%
Specialty Finance	5.2%
Insurance	4.8%
Chemicals	2.8%
Money Market Fund	2.7%
Machinery	2.4%
Other	43.2%
Liabilities in Excess of Other Assets	(1.7)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5%
	ADVERTISING & MARKETING - 1.6%
39	Interpublic Group of Companies, Inc. (The)	$1,267
10	Omnicom Group, Inc.	800
30	Trade Desk, Inc. (The), Class A(a)	2,321
		4,388
	AEROSPACE & DEFENSE - 1.7%
36	Howmet Aerospace, Inc.(a)	1,241
5	Huntington Ingalls Industries, Inc.	1,054
2	Teledyne Technologies, Inc.(a)	838
15	Textron, Inc.	1,031
4	Woodward, Inc.	491
		4,655
	APPAREL & TEXTILE PRODUCTS - 1.6%
4	Crocs, Inc.(a)	466
1	Deckers Outdoor Corporation(a)	384
27	Hanesbrands, Inc.	504
6	PVH Corporation(a)	646
6	Ralph Lauren Corporation	707
10	Skechers USA, Inc., Class A(a)	498
28	Tapestry, Inc.(a)	1,217
		4,422
	ASSET MANAGEMENT - 2.8%
20	Apollo Global Management, Inc.	1,244
42	Carlyle Group, Inc. (The)	1,952
40	Franklin Resources, Inc.	1,280
7	LPL Financial Holdings, Inc.	945
13	Raymond James Financial, Inc.	1,689
11	Stifel Financial Corporation	713
		7,823
	AUTOMOTIVE - 1.5%
9	Autoliv, Inc.	880
22	BorgWarner, Inc.	1,068
18	Gentex Corporation	596
16	Harley-Davidson, Inc.	733

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	AUTOMOTIVE - 1.5% (Continued)
5	Lear Corporation	$876
		4,153
	BANKING - 5.2%
1	CIT Group, Inc.	52
24	Citizens Financial Group, Inc.	1,101
14	Comerica, Inc.	999
6	Cullen/Frost Bankers, Inc.	672
11	East West Bancorp, Inc.	789
139	Huntington Bancshares, Inc.	1,983
59	KeyCorp	1,218
7	M&T Bank Corporation	1,017
36	People’s United Financial, Inc.	617
7	Pinnacle Financial Partners, Inc.	618
8	Prosperity Bancshares, Inc.	574
57	Regions Financial Corporation	1,150
3	SVB Financial Group(a)	1,669
12	Synovus Financial Corporation	527
8	Western Alliance Bancorp	743
16	Zions Bancorp NA	846
		14,575
	BEVERAGES - 0.6%
1	Boston Beer Company, Inc. (The), Class A(a)	1,021
14	Molson Coors Beverage Company, Class B(a)	751
		1,772
	BIOTECH & PHARMA - 2.6%
7	ACADIA Pharmaceuticals, Inc.(a)	171
3	Acceleron Pharma, Inc.(a)	376
2	Amicus Therapeutics, Inc.(a)	19
4	BioMarin Pharmaceutical, Inc.(a)	334
4	Blueprint Medicines Corporation(a)	352
11	Denali Therapeutics, Inc.(a)	863
4	Emergent BioSolutions, Inc.(a)	252
29	Exelixis, Inc.(a)	528
11	Halozyme Therapeutics, Inc.(a)	500

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	BIOTECH & PHARMA - 2.6% (Continued)
8	Ionis Pharmaceuticals, Inc.(a)	$319
1	Iovance Biotherapeutics, Inc.(a)	26
2	Mirati Therapeutics, Inc.(a)	323
7	Neurocrine Biosciences, Inc.(a)	681
4	Novavax, Inc., Class A(a)	849
5	Sarepta Therapeutics, Inc.(a)	389
2	TG Therapeutics, Inc.(a)	78
3	Ultragenyx Pharmaceutical, Inc.(a)	286
5	United Therapeutics Corporation(a)	897
		7,243
	CHEMICALS - 3.2%
2	Albemarle Corporation	337
5	Ashland Global Holdings, Inc.	438
4	Avery Dennison Corporation	841
4	Celanese Corporation	606
12	CF Industries Holdings, Inc.	618
9	Eastman Chemical Company	1,051
11	FMC Corporation	1,190
18	Huntsman Corporation	477
5	International Flavors & Fragrances, Inc.	747
30	Mosaic Company (The)	957
15	Olin Corporation	694
12	RPM International, Inc.	1,064
1	W R Grace & Company	69
		9,089
	COMMERCIAL SUPPORT SERVICES - 1.0%
13	Aramark	484
5	ManpowerGroup, Inc.	595
17	R1 RCM, Inc.(a)	378
7	Robert Half International, Inc.	623
6	Stericycle, Inc.(a)	429
9	Terminix Global Holdings, Inc.(a)	429
		2,938

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	CONSTRUCTION MATERIALS - 1.6%
6	Advanced Drainage Systems, Inc.	$700
5	Carlisle Companies, Inc.	957
4	Martin Marietta Materials, Inc.	1,407
17	MDU Resources Group, Inc.	533
8	Owens Corning	783
		4,380
	CONSUMER SERVICES - 0.6%
1	Bright Horizons Family Solutions, Inc.(a)	147
7	Chegg, Inc.(a)	582
18	Service Corp International	964
		1,693
	CONTAINERS & PACKAGING - 1.8%
4	AptarGroup, Inc.	563
12	Crown Holdings, Inc.	1,227
1	Graphic Packaging Holding Company	18
7	Packaging Corp of America	948
13	Sealed Air Corporation	770
8	Sonoco Products Company	535
21	Westrock Company	1,118
		5,179
	DIVERSIFIED INDUSTRIALS - 0.2%
6	ITT, Inc.	549

	E-COMMERCE DISCRETIONARY - 0.3%
3	Etsy, Inc.(a)	617
2	Stitch Fix, Inc., Class A(a)	121
		738
	ELECTRIC UTILITIES - 2.6%
16	Alliant Energy Corporation	892
28	Evergy, Inc.	1,692
1	Hawaiian Electric Industries, Inc.	42
2	IDACORP, Inc.	195
4	NextEra Energy Partners, L.P.	305
25	NRG Energy, Inc.	1,008

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	ELECTRIC UTILITIES - 2.6% (Continued)
25	OGE Energy Corporation	$841
17	Pinnacle West Capital Corporation	1,394
1	Portland General Electric Company	46
43	Vistra Corporation	798
		7,213
	ELECTRICAL EQUIPMENT - 1.9%
11	A O Smith Corporation	793
2	Acuity Brands, Inc.	374
6	BWX Technologies, Inc.	349
6	Cognex Corporation	504
3	Generac Holdings, Inc.(a)	1,245
1	Hubbell, Inc.	187
1	Lennox International, Inc.	351
2	Littelfuse, Inc.	509
7	National Instruments Corporation	296
8	Trimble, Inc.(a)	655
		5,263
	ENGINEERING & CONSTRUCTION - 1.8%
9	AECOM(a)	570
4	EMCOR Group, Inc.	493
7	Jacobs Engineering Group, Inc.	934
8	MasTec, Inc.(a)	849
13	Quanta Services, Inc.	1,177
4	Tetra Tech, Inc.	488
17	WillScot Mobile Mini Holdings Corporation(a)	474
		4,985
	ENTERTAINMENT CONTENT - 0.3%
68	Zynga, Inc., Class A(a)	723

	FOOD - 1.9%
28	Campbell Soup Company	1,277
1	Darling Ingredients, Inc.(a)	67
6	Ingredion, Inc.	543
12	J M Smucker Company (The)	1,555

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	FOOD - 1.9% (Continued)
12	Lamb Weston Holdings, Inc.	$968
2	Lancaster Colony Corporation	387
5	Post Holdings, Inc.(a)	542
		5,339
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
12	Louisiana-Pacific Corporation	724
7	Trex Company, Inc.(a)	715
		1,439
	GAS & WATER UTILITIES - 1.7%
15	Atmos Energy Corporation	1,442
18	Essential Utilities, Inc.	822
49	NiSource, Inc.	1,200
31	UGI Corporation	1,436
		4,900
	HEALTH CARE FACILITIES & SERVICES - 3.5%
2	Amedisys, Inc.(a)	490
16	Cardinal Health, Inc.	913
1	Charles River Laboratories International, Inc.(a)	370
1	Chemed Corporation	475
11	DaVita, Inc.(a)	1,325
5	Encompass Health Corporation	390
5	HealthEquity, Inc.(a)	402
13	Henry Schein, Inc.(a)	965
12	Invitae Corporation(a)	405
2	LHC Group, Inc.(a)	401
3	Molina Healthcare, Inc.(a)	759
2	NeoGenomics, Inc.(a)	90
2	PRA Health Sciences, Inc.(a)	330
5	Syneos Health, Inc.(a)	448
1	Teladoc Health, Inc.(a)	166
12	Universal Health Services, Inc., Class B	1,757
		9,686
	HOME & OFFICE PRODUCTS - 1.7%
13	Leggett & Platt, Inc.	673

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	HOME & OFFICE PRODUCTS - 1.7% (Continued)
25	Newell Brands, Inc.	$687
5	Scotts Miracle-Gro Company (The)	960
17	Tempur Sealy International, Inc.	666
8	Whirlpool Corporation	1,744
		4,730
	HOME CONSTRUCTION - 1.9%
10	Fortune Brands Home & Security, Inc.	996
20	Masco Corporation	1,178
5	Mohawk Industries, Inc.(a)	961
26	PulteGroup, Inc.	1,419
13	Toll Brothers, Inc.	752
		5,306
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
6	Timken Company (The)	484

	INDUSTRIAL SUPPORT SERVICES - 1.3%
2	AMERCO	1,179
3	SiteOne Landscape Supply, Inc.(a)	508
4	United Rentals, Inc.(a)	1,276
2	Watsco, Inc.	573
		3,536
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
28	Jefferies Financial Group, Inc.	957
12	SEI Investments Company	744
		1,701
	INSURANCE - 8.7%
2	Alleghany Corporation(a)	1,334
11	American Financial Group, Inc.	1,372
9	Assurant, Inc.	1,406
16	Cincinnati Financial Corporation	1,866
14	Globe Life, Inc.	1,334
33	Hartford Financial Services Group, Inc. (The)	2,045
9	Kemper Corporation	665
26	Lincoln National Corporation	1,634

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	INSURANCE - 8.7% (Continued)
29	Loews Corporation	$1,585
2	Markel Corporation(a)	2,373
52	Old Republic International Corporation	1,295
5	Primerica, Inc.	766
19	Principal Financial Group, Inc.	1,201
1	Radian Group, Inc.	22
12	Reinsurance Group of America, Inc.	1,368
31	Unum Group	880
20	Voya Financial, Inc.	1,230
26	W R Berkley Corporation	1,935
		24,311
	INTERNET MEDIA & SERVICES - 1.5%
16	Expedia Group, Inc.(a)	2,619
16	GoDaddy, Inc., Class A(a)	1,391
13	Just Eat Takeaway.com N.V. - ADR(a)	238
1	TripAdvisor, Inc.(a)	40
		4,288
	LEISURE FACILITIES & SERVICES - 1.6%
9	Boyd Gaming Corporation(a)	553
4	Choice Hotels International, Inc.	475
2	Churchill Downs, Inc.	397
6	Darden Restaurants, Inc.	876
10	Penn National Gaming, Inc.(a)	765
5	Texas Roadhouse, Inc.	481
3	Vail Resorts, Inc.(a)	950
		4,497
	LEISURE PRODUCTS - 1.6%
8	Brunswick Corporation	797
3	Fox Factory Holding Corporation(a)	467
15	Hasbro, Inc.	1,418
31	Mattel, Inc.(a)	623
6	Polaris, Inc.	822
4	Thor Industries, Inc.	452
		4,579

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	MACHINERY - 3.2%
7	AGCO Corporation	$913
4	Crane Company	369
1	Curtiss-Wright Corporation	119
9	Donaldson Company, Inc.	572
9	Flowserve Corporation	363
8	Graco, Inc.	606
3	IDEX Corporation	660
4	Lincoln Electric Holdings, Inc.	527
4	Middleby Corporation (The)(a)	693
3	MSA Safety, Inc.	497
4	Nordson Corporation	878
4	Oshkosh Corporation	498
6	Snap-on, Inc.	1,340
8	Toro Company (The)	879
		8,914
	MEDICAL EQUIPMENT & DEVICES - 2.7%
1	ABIOMED, Inc.(a)	312
2	Bio-Techne Corporation	901
3	Bruker Corporation	228
15	DENTSPLY SIRONA, Inc.	949
7	Globus Medical, Inc., Class A(a)	543
2	Haemonetics Corporation(a)	133
5	Hill-Rom Holdings, Inc.	568
3	Insulet Corporation(a)	824
5	Integra LifeSciences Holdings Corporation(a)	341
1	iRhythm Technologies, Inc.(a)	66
2	Masimo Corporation(a)	485
1	Nevro Corporation(a)	166
1	Penumbra, Inc.(a)	274
3	PerkinElmer, Inc.	463
3	Quidel Corporation(a)	384
3	Repligen Corporation(a)	599
2	STAAR Surgical Company(a)	305
		7,541

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	METALS & MINING - 0.7%
22	Alcoa Corporation(a)	$810
25	Cleveland-Cliffs, Inc.(a)	539
5	Royal Gold, Inc.	571
		1,920
	OIL & GAS PRODUCERS - 1.9%
35	Cabot Oil & Gas Corporation	611
11	Cimarex Energy Company	797
16	ConocoPhillips	974
11	Diamondback Energy, Inc.	1,033
5	HollyFrontier Corporation	165
62	Marathon Oil Corporation	844
18	Targa Resources Corporation	800
		5,224
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
44	Halliburton Company	1,017
27	NOV, Inc.(a)	414
		1,431
	PUBLISHING & BROADCASTING - 1.1%
17	Liberty Media Corp-Liberty Formula One - Series C(a)	819
18	Liberty Media Corp-Liberty SiriusXM, Class C(a)	835
9	New York Times Company (The), Class A	392
41	News Corporation, Class A	1,057
		3,103
	REAL ESTATE SERVICES - 0.5%
6	Jones Lang LaSalle, Inc.(a)	1,173
4	Redfin Corporation(a)	253
		1,426
	REIT - 0.6%
1	Texas Pacific Land Corporation	1,600

	RENEWABLE ENERGY - 0.8%
5	Enphase Energy, Inc.(a)	918
7	First Solar, Inc.(a)	633

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	RENEWABLE ENERGY - 0.8% (Continued)
2	SolarEdge Technologies, Inc.(a)	$553
		2,104
	RETAIL - CONSUMER STAPLES - 0.6%
3	Casey’s General Stores, Inc.	584
4	Five Below, Inc.(a)	773
5	Ollie’s Bargain Outlet Holdings, Inc.(a)	421
		1,778
	RETAIL - DISCRETIONARY - 5.5%
6	Advance Auto Parts, Inc.	1,231
9	AutoNation, Inc.(a)	853
17	Builders FirstSource, Inc.(a)	725
3	Burlington Stores, Inc.(a)	966
12	Dick’s Sporting Goods, Inc.	1,202
8	Floor & Decor Holdings, Inc., Class A(a)	846
11	Foot Locker, Inc.	678
44	Gap, Inc. (The)	1,481
7	Genuine Parts Company	885
18	Kohl’s Corporation	992
3	Lithia Motors, Inc., Class A	1,031
3	Nordstrom, Inc.(a)	110
2	RH(a)	1,358
6	Tractor Supply Company	1,116
2	Ulta Beauty, Inc.(a)	691
7	Williams-Sonoma, Inc.	1,118
		15,283
	SEMICONDUCTORS - 3.6%
4	Brooks Automation, Inc.	381
1	Cirrus Logic, Inc.(a)	85
5	Cree, Inc.(a)	490
9	Entegris, Inc.	1,107
9	II-VI, Inc.(a)	653
3	IPG Photonics Corporation(a)	632
9	Lattice Semiconductor Corporation(a)	506
9	Marvell Technology, Inc.	525

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	SEMICONDUCTORS - 3.6% (Continued)
4	MKS Instruments, Inc.	$712
1	Monolithic Power Systems, Inc.	373
24	ON Semiconductor Corporation(a)	919
6	Qorvo, Inc.(a)	1,174
3	Silicon Laboratories, Inc.(a)	460
11	Teradyne, Inc.	1,473
3	Universal Display Corporation	667
		10,157
	SOFTWARE - 4.0%
1	ACI Worldwide, Inc.(a)	37
1	Alteryx, Inc., Class A(a)	86
6	Aspen Technology, Inc.(a)	825
11	Black Knight, Inc.(a)	858
4	Cloudera, Inc.(a)	63
4	Concentrix Corporation(a)	643
7	Digital Turbine, Inc.(a)	532
3	Five9, Inc.(a)	550
4	Guidewire Software, Inc.(a)	451
3	J2 Global, Inc.(a)	413
6	Manhattan Associates, Inc.(a)	869
1	MicroStrategy, Inc., Class A(a)	665
8	NortonLifeLock, Inc.	218
19	Nuance Communications, Inc.(a)	1,034
2	Omnicell, Inc.(a)	303
3	Paylocity Holding Corporation(a)	572
5	Pegasystems, Inc.	696
4	Proofpoint, Inc.(a)	695
3	PTC, Inc.(a)	424
4	Varonis Systems, Inc.(a)	231
5	Workiva, Inc.(a)	557
4	Zendesk, Inc.(a)	577
		11,299
	SPECIALTY FINANCE - 2.7%
47	Fidelity National Financial, Inc.	2,043

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	SPECIALTY FINANCE - 2.7% (Continued)
22	First American Financial Corporation	$1,372
3	MGIC Investment Corporation	41
40	SLM Corporation	837
69	Synchrony Financial	3,348
		7,641
	STEEL - 0.5%
4	Reliance Steel & Aluminum Company	604
14	Steel Dynamics, Inc.	834
		1,438
	TECHNOLOGY HARDWARE - 3.0%
8	Arrow Electronics, Inc.(a)	911
15	Ciena Corporation(a)	853
9	Dolby Laboratories, Inc., Class A	885
4	F5 Networks, Inc.(a)	747
13	Jabil, Inc.	755
41	Juniper Networks, Inc.	1,121
7	Lumentum Holdings, Inc.(a)	574
8	NetApp, Inc.	655
8	Pure Storage, Inc., Class A(a)	156
1	SYNNEX Corporation	122
1	ViaSat, Inc.(a)	50
21	Western Digital Corporation(a)	1,495
7	Xerox Holdings Corporation	164
		8,488
	TECHNOLOGY SERVICES - 2.3%
5	Booz Allen Hamilton Holding Corporation	426
18	DXC Technology Company(a)	701
2	Euronet Worldwide, Inc.(a)	271
3	FactSet Research Systems, Inc.	1,007
5	Gartner, Inc.(a)	1,211
4	Jack Henry & Associates, Inc.	654
6	Leidos Holdings, Inc.	606
1	LiveRamp Holdings, Inc.(a)	47
5	MAXIMUS, Inc.	440

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	TECHNOLOGY SERVICES - 2.3% (Continued)
30	Western Union Company (The)	$689
2	WEX, Inc.(a)	388
		6,440
	TELECOMMUNICATIONS - 0.1%
8	Iridium Communications, Inc.(a)	320

	TRANSPORTATION & LOGISTICS - 1.8%
8	Alaska Air Group, Inc.(a)	482
12	CH Robinson Worldwide, Inc.	1,124
3	JB Hunt Transport Services, Inc.	489
11	JetBlue Airways Corporation(a)	185
17	Knight-Swift Transportation Holdings, Inc.	773
3	Landstar System, Inc.	474
2	Saia, Inc.(a)	419
7	XPO Logistics, Inc.(a)	979
		4,925
	TRANSPORTATION EQUIPMENT - 0.5%
1	Allison Transmission Holdings, Inc.	40
15	Westinghouse Air Brake Technologies Corporation	1,234
		1,274
	WHOLESALE - CONSUMER STAPLES - 0.4%
15	Performance Food Group Company(a)	727
13	US Foods Holding Corporation(a)	499
		1,226
	WHOLESALE - DISCRETIONARY - 0.9%
25	LKQ Corporation(a)	1,230
3	Pool Corporation	1,376
		2,606

	TOTAL COMMON STOCKS (Cost $215,942)	272,715

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	PARTNERSHIP SHARES — 0.4%
	OIL & GAS PRODUCERS - 0.4%
25	Magellan Midstream Partners, L.P.	$1,223

	TOTAL PARTNERSHIP SHARES (Cost $1,115)	1,223

	MONEY MARKET FUNDS - 6.5%
18,306	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01%(b)	18,306

	TOTAL MONEY MARKET FUNDS (Cost $18,306)	18,306

	TOTAL INVESTMENTS - 104.4% (Cost $235,363)	$292,244
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%	(12,399)
	NET ASSETS - 100.0%	$279,845

ADR - American Depositary Receipt.

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 0.7%
205	AAR Corporation(a)	$7,944
103	Barnes Group, Inc.	5,279
35	Ducommun, Inc.(a)	1,909
68	Mercury Systems, Inc.(a)	4,507
105	Moog, Inc., Class A	8,826
21	National Presto Industries, Inc.	2,135
71	SIFCO Industries, Inc.(a)	715
		31,315
	APPAREL & TEXTILE PRODUCTS - 0.6%
61	Culp, Inc.	994
124	Fossil Group, Inc.(a)	1,771
171	Movado Group, Inc.	5,381
110	PVH Corporation(a)	11,835
76	Rocky Brands, Inc.	4,226
149	Tandy Leather Factory, Inc.(a)	745
19	Unifi, Inc.(a)	463
22	Weyco Group, Inc.	492
		25,907
	ASSET MANAGEMENT - 0.6%
25	Associated Capital Group, Inc., Class A	972
330	Boston Private Financial Holdings, Inc.	4,867
151	Community Bankers Trust Corporation	1,712
138	Entasis Therapeutics Holdings, Inc.(a)	368
14	First Western Financial, Inc.(a)	362
62	Hennessy Advisors, Inc.	578
159	ODP Corporation (The)(a)	7,634
184	Oppenheimer Holdings, Inc., Class A	9,355
		25,848
	AUTOMOTIVE - 1.8%
411	American Axle & Manufacturing Holdings, Inc.(a)	4,254
665	China Automotive Systems, Inc.(a)	3,278
72	Cooper-Standard Holdings, Inc.(a)	2,088
578	Dana, Inc.	13,733
1,348	Goodyear Tire & Rubber Company (The)(a)	23,118

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	AUTOMOTIVE - 1.8% (Continued)
458	Harley-Davidson, Inc.	$20,986
87	Methode Electronics, Inc.	4,281
34	Miller Industries, Inc.	1,341
339	Modine Manufacturing Company(a)	5,624
148	Motorcar Parts of America, Inc.(a)	3,321
85	Unique Fabricating, Inc.(a)	315
		82,339
	BANKING - 21.8%
80	1st Constitution Bancorp	1,655
40	ACNB Corporation	1,116
67	American National Bankshares, Inc.	2,083
82	American River Bankshares	1,484
48	Ames National Corporation	1,176
478	Associated Banc-Corporation	9,789
311	Atlantic Union Bankshares Corporation	11,264
186	Banc of California, Inc.	3,262
263	BancorpSouth Bank	7,451
154	Bank of Commerce Holdings	2,313
12	Bank of Princeton (The)	344
61	Bank OZK	2,572
81	BankFinancial Corporation	927
219	BankUnited, Inc.	9,349
123	Banner Corporation	6,668
75	Bar Harbor Bankshares	2,146
81	BayCom Corporation(a)	1,454
182	BCB Bancorp, Inc.	2,448
272	Berkshire Hills Bancorp, Inc.	7,456
339	BOK Financial Corporation	29,357
242	Brookline Bancorp, Inc.	3,618
87	Bryn Mawr Bank Corporation	3,671
305	Byline Bancorp, Inc.	6,902
904	Cadence BanCorporation	18,876
88	Camden National Corporation	4,203
111	Capstar Financial Holdings, Inc.	2,275

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	BANKING - 21.8% (Continued)
49	CB Financial Services, Inc.	$1,085
52	CBM Bancorp, Inc.	782
147	Central Pacific Financial Corporation	3,831
88	Central Valley Community Bancorp	1,773
44	ChoiceOne Financial Services, Inc.	1,066
664	CIT Group, Inc.	34,256
81	Citizens & Northern Corporation	1,984
117	Citizens Community Bancorp, Inc.	1,601
134	Civista Bancshares, Inc.	2,961
108	CNB Financial Corp	2,465
38	Codorus Valley Bancorp, Inc.	762
96	Colony Bankcorp, Inc.	1,715
28	Community Financial Corporation (The)	966
84	Community Trust Bancorp, Inc.	3,392
216	ConnectOne Bancorp, Inc.	5,653
56	County Bancorp, Inc.	1,902
310	Customers Bancorp, Inc.(a)	12,087
195	Dime Community Bancshares, Inc.	6,556
138	Eagle Bancorp, Inc.	7,739
103	Enterprise Financial Services Corporation	4,778
118	Equity Bancshares, Inc., Class A(a)	3,598
84	ESSA Bancorp, Inc.	1,377
53	Farmers & Merchants Bancorp, Inc.	1,156
180	Financial Institutions, Inc.	5,400
277	First Bancorp	11,332
99	First Bancshares, Inc. (The)	3,706
198	First Bank	2,681
211	First Busey Corporation	5,203
93	First Business Financial Services, Inc.	2,518
248	First Commonwealth Financial Corporation	3,489
91	First Community Bankshares, Inc.	2,716
432	First Financial Bancorp	10,208
81	First Financial Corporation	3,306
99	First Financial Northwest, Inc.	1,500

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	BANKING - 21.8% (Continued)
50	First Guaranty Bancshares, Inc.	$974
234	First Hawaiian, Inc.	6,632
2,026	First Horizon Corporation	35,009
68	First Internet Bancorp	2,107
85	First Mid Bancshares, Inc.	3,443
590	First Midwest Bancorp, Inc.	11,700
90	First Northwest Bancorp	1,579
124	First of Long Island Corporation (The)	2,633
431	Flagstar Bancorp, Inc.	18,218
218	Flushing Financial Corporation	4,672
1,261	FNB Corporation	15,548
30	FS Bancorp, Inc.	2,138
894	Fulton Financial Corporation	14,107
188	Great Western Bancorp, Inc.	6,165
428	Hancock Whitney Corporation	19,020
259	Hanmi Financial Corporation	4,937
243	HarborOne Bancorp, Inc.	3,485
218	Heartland Financial USA, Inc.	10,244
296	Heritage Commerce Corporation	3,294
141	Heritage Financial Corporation	3,528
393	Hilltop Holdings, Inc.	14,305
57	Home Bancorp, Inc.	2,172
13	HomeStreet, Inc.	530
102	HomeTrust Bancshares, Inc.	2,846
522	Hope Bancorp, Inc.	7,402
174	Horizon Bancorp, Inc.	3,033
109	Howard Bancorp, Inc.(a)	1,758
1,591	Huntington Bancshares, Inc.	22,704
79	Investar Holding Corporation	1,808
678	Investors Bancorp, Inc.	9,668
375	Kearny Financial Corporation	4,481
266	Lakeland Bancorp, Inc.	4,650
115	LCNB Corporation	1,883
55	Mackinac Financial Corporation	1,087

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	BANKING - 21.8% (Continued)
56	MainStreet Bancshares, Inc.(a)	$1,264
85	Mercantile Bank Corporation	2,567
164	Meridian Bancorp, Inc.	3,355
38	Middlefield Banc Corporation	897
209	Midland States Bancorp, Inc.	5,490
102	MidWestOne Financial Group, Inc.	2,935
1,461	New York Community Bancorp, Inc.	16,100
218	Northfield Bancorp, Inc.	3,575
80	Northrim BanCorp, Inc.	3,420
529	Northwest Bancshares, Inc.	7,216
279	OceanFirst Financial Corporation	5,814
7	Ohio Valley Banc Corporation	171
399	Old National Bancorp	7,026
10	Old Point Financial Corporation	243
227	Old Second Bancorp, Inc.	2,815
163	OP Bancorp	1,640
133	Orrstown Financial Services, Inc.	3,068
686	PacWest Bancorp	28,236
62	Parke Bancorp, Inc.	1,213
21	Pathfinder Bancorp, Inc.	332
28	PCB Bancorp	451
132	Peapack-Gladstone Financial Corporation	4,101
45	Penns Woods Bancorp, Inc.	1,072
107	Peoples Bancorp, Inc.	3,169
245	Pinnacle Financial Partners, Inc.	21,631
87	Premier Financial Bancorp, Inc.	1,466
249	Premier Financial Corporation	7,074
161	Primis Financial Corporation	2,457
50	Provident Financial Holdings, Inc.	863
369	Provident Financial Services, Inc.	8,446
113	QCR Holdings, Inc.	5,434
117	RBB Bancorp	2,834
198	Renasant Corporation	7,920
99	Republic Bancorp, Inc., Class A	4,567

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	BANKING - 21.8% (Continued)
190	Riverview Bancorp, Inc.	$1,347
137	Riverview Financial Corporation	1,566
171	S&T Bancorp, Inc.	5,352
12	SB Financial Group, Inc.	222
112	Select Bancorp, Inc.(a)	1,805
112	Sierra Bancorp	2,850
306	Simmons First National Corporation, Class A	8,978
120	SmartFinancial, Inc.	2,881
18	South State Corporation	1,472
901	Sterling Bancorp	22,336
1,302	Synovus Financial Corporation	57,132
52	Territorial Bancorp, Inc.	1,350
313	Towne Bank	9,521
86	TrustCo Bank Corp	2,957
222	Trustmark Corporation	6,838
836	Umpqua Holdings Corporation	15,424
53	United Bancshares, Inc.	1,909
430	United Bankshares, Inc.	15,695
117	United Security Bancshares	956
171	Univest Financial Corporation	4,509
1,504	Valley National Bancorp	20,199
177	Veritex Holdings, Inc.	6,268
232	Washington Federal, Inc.	7,373
773	Webster Financial Corporation	41,232
328	WesBanco, Inc.	11,687
208	Western New England Bancorp, Inc.	1,695
198	Wintrust Financial Corporation	14,975
		984,554
	BEVERAGES - 0.0% (b)
51	Coffee Holding Company, Inc.(a)	274

	BIOTECH & PHARMA - 1.2%
617	Amneal Pharmaceuticals, Inc.(a)	3,159
170	Amphastar Pharmaceuticals, Inc.(a)	3,427

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	BIOTECH & PHARMA - 1.2% (Continued)
21	ANI Pharmaceuticals, Inc.(a)	$736
151	Coherus Biosciences, Inc.(a)	2,088
67	Collegium Pharmaceutical, Inc.(a)	1,584
96	Cumberland Pharmaceuticals, Inc.(a)	273
41	Eagle Pharmaceuticals, Inc.(a)	1,755
123	Emergent BioSolutions, Inc.(a)	7,748
42	Enanta Pharmaceuticals, Inc.(a)	1,848
64	G1 Therapeutics, Inc.(a)	1,404
267	Innoviva, Inc.(a)	3,580
9	Lannett Company, Inc.(a)	42
17	MacroGenics, Inc.(a)	457
2	Minerva Neurosciences, Inc.(a)	5
180	Prestige Consumer Healthcare, Inc.(a)	9,378
376	Sangamo Therapeutics, Inc.(a)	4,501
25	Travere Therapeutics, Inc.(a)	365
59	United Therapeutics Corporation(a)	10,585
467	Verastem, Inc.(a)	1,901
		54,836
	CHEMICALS - 2.8%
188	AdvanSix, Inc.(a)	5,614
806	AgroFresh Solutions, Inc.(a)	1,677
103	American Vanguard Corporation	1,804
112	Ashland Global Holdings, Inc.	9,800
653	Element Solutions, Inc.	15,267
68	Hawkins, Inc.	2,227
56	Haynes International, Inc.	1,981
159	HB Fuller Company	10,114
700	Huntsman Corporation	18,564
76	Intrepid Potash, Inc.(a)	2,421
125	Koppers Holdings, Inc.(a)	4,044
180	Kraton Corporation(a)	5,812
46	Materion Corporation	3,466
103	Minerals Technologies, Inc.	8,103
28	Oil-Dri Corp of America	957

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	CHEMICALS - 2.8% (Continued)
331	PQ Group Holdings, Inc.	$5,084
809	Rayonier Advanced Materials, Inc.(a)	5,412
33	Rogers Corporation(a)	6,626
139	Trecora Resources(a)	1,157
530	Univar Solutions, Inc.(a)	12,921
161	Valhi, Inc.	3,917
		126,968
	COMMERCIAL SUPPORT SERVICES - 2.1%
17	ABM Industries, Inc.	754
135	AMN Healthcare Services, Inc.(a)	13,092
495	ARC Document Solutions, Inc.	1,064
52	BGSF, Inc.	642
28	BrightView Holdings, Inc.(a)	451
187	CBIZ, Inc.(a)	6,128
134	Cross Country Healthcare, Inc.(a)	2,212
137	Deluxe Corporation	6,544
2	Emerald Holding, Inc.(a)	11
84	Ennis, Inc.	1,808
90	GP Strategies Corporation(a)	1,415
77	Heidrick & Struggles International, Inc.	3,430
51	Huron Consulting Group, Inc.(a)	2,507
179	Kelly Services, Inc., Class A(a)	4,291
194	Korn Ferry	14,075
131	ManpowerGroup, Inc.	15,577
110	Quest Resource Holding Corporation(a)	699
100	Resources Connection, Inc.	1,436
146	Schnitzer Steel Industries, Inc., Class A	7,161
70	TrueBlue, Inc.(a)	1,968
33	UniFirst Corporation	7,743
36	Vectrus, Inc.(a)	1,713
		94,721
	CONSTRUCTION MATERIALS - 0.7%
199	Apogee Enterprises, Inc.	8,105
475	Summit Materials, Inc., Class A(a)	16,554

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	CONSTRUCTION MATERIALS - 0.7% (Continued)
66	US Concrete, Inc.(a)	$4,871
		29,530
	CONSUMER SERVICES - 0.8%
134	Adtalem Global Education, Inc.(a)	4,776
43	American Public Education, Inc.(a)	1,219
12	Graham Holdings Company, Class B	7,607
94	Grand Canyon Education, Inc.(a)	8,457
131	Matthews International Corporation, Class A	4,711
382	Perdoceo Education Corporation(a)	4,687
158	Stride, Inc.(a)	5,076
		36,533
	CONTAINERS & PACKAGING - 0.1%
93	TriMas Corporation(a)	2,821

	E-COMMERCE DISCRETIONARY - 0.1%
137	Lands’ End, Inc.(a)	5,624

	ELECTRICAL EQUIPMENT - 1.0%
275	API Group Corporation(a)	5,745
43	Argan, Inc.	2,055
99	Bel Fuse, Inc., Class B	1,426
157	Belden, Inc.	7,939
69	Itron, Inc.(a)	6,899
228	Kimball Electronics, Inc.(a)	4,957
243	LSI Industries, Inc.	1,946
257	National Instruments Corporation	10,866
35	Powell Industries, Inc.	1,083
48	Preformed Line Products Company	3,562
38	RF Industries Ltd.(a)	283
		46,761
	ENGINEERING & CONSTRUCTION - 2.3%
106	Dycom Industries, Inc.(a)	7,900
137	EMCOR Group, Inc.	16,877
371	Fluor Corporation(a)	6,567

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	ENGINEERING & CONSTRUCTION - 2.3% (Continued)
168	Granite Construction, Inc.	$6,977
206	KBR, Inc.	7,859
70	Limbach Holdings, Inc.(a)	648
183	MasTec, Inc.(a)	19,416
192	Mistras Group, Inc.(a)	1,887
160	MYR Group, Inc.(a)	14,547
230	Orion Group Holdings, Inc.(a)	1,322
255	Primoris Services Corporation	7,505
248	Sterling Construction Company, Inc.(a)	5,984
290	Tutor Perini Corporation(a)	4,017
15	VSE Corporation	743
		102,249
	ENTERTAINMENT CONTENT - 0.3%
204	AMC Networks, Inc., Class A(a)	13,627

	FOOD - 1.3%
75	Alico, Inc.	2,670
101	B&G Foods, Inc.	3,313
171	Hain Celestial Group, Inc. (The)(a)	6,861
399	Hostess Brands, Inc.(a)	6,460
81	Landec Corporation(a)	911
37	Natural Health Trends Corporation	259
111	Nature’s Sunshine Products, Inc.	1,928
380	S&W Seed Company(a)	1,383
24	Sanderson Farms, Inc.	4,511
2	Seaboard Corporation	7,737
77	Seneca Foods Corporation, Class A(a)	3,933
195	Simply Good Foods Company (The)(a)	7,119
139	Tootsie Roll Industries, Inc.	4,714
135	TreeHouse Foods, Inc.(a)	6,010
		57,809
	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
125	Boise Cascade Company	7,294
270	Domtar Corporation(a)	14,839

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 1.1% (Continued)
33	Glatfelter Corporation	$461
226	Mercer International, Inc.	2,881
59	Neenah, Inc.	2,960
1,018	Resolute Forest Products, Inc.	12,420
115	Schweitzer-Mauduit International, Inc.	4,644
138	Verso Corporation, Class A	2,442
		47,941
	HEALTH CARE FACILITIES & SERVICES - 1.3%
133	MEDNAX, Inc.(a)	4,010
40	National HealthCare Corporation	2,796
1,235	OPKO Health, Inc.(a)	5,002
330	Owens & Minor, Inc.	13,969
451	Patterson Companies, Inc.	13,706
133	Premier, Inc., Class A	4,627
12	Psychemedics Corporation(a)	83
334	Select Medical Holdings Corporation	14,115
		58,308
	HOME & OFFICE PRODUCTS - 0.7%
723	ACCO Brands Corporation	6,239
90	Hooker Furniture Corporation	3,118
40	iRobot Corporation(a)	3,736
4	Kewaunee Scientific Corporation(a)	57
158	Kimball International, Inc., Class B	2,078
364	Knoll, Inc.	9,460
518	Steelcase, Inc., Class A	7,827
100	Virco Mfg. Corporation(a)	341
		32,856
	HOME CONSTRUCTION - 2.2%
41	American Woodmark Corporation(a)	3,349
225	Beazer Homes USA, Inc.(a)	4,340
200	Century Communities, Inc.	13,308
116	Dixie Group, Inc. (The)(a)	340
67	Forestar Group, Inc.(a)	1,401
173	Green Brick Partners, Inc.(a)	3,934

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	HOME CONSTRUCTION - 2.2% (Continued)
135	Griffon Corporation	$3,460
195	Interface, Inc.	2,983
90	KB Home	3,665
69	LGI Homes, Inc.(a)	11,174
200	M/I Homes, Inc.(a)	11,734
84	MDC Holdings, Inc.	4,250
84	Meritage Homes Corporation(a)	7,903
85	Patrick Industries, Inc.	6,205
359	Taylor Morrison Home Corporation(a)	9,485
142	Toll Brothers, Inc.	8,209
183	Tri Pointe Homes, Inc.(a)	3,922
		99,662
	HOUSEHOLD PRODUCTS - 0.8%
182	Central Garden & Pet Company, Class A(a)	8,791
63	Clearwater Paper Corporation(a)	1,825
195	Crown Crafts, Inc.	1,476
93	Edgewell Personal Care Company	4,083
160	Nu Skin Enterprises, Inc., Class A	9,064
138	Quanex Building Products Corporation	3,428
85	Spectrum Brands Holdings, Inc.	7,228
		35,895
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.1%
124	Ampco-Pittsburgh Corporation(a)	753
106	AZZ, Inc.	5,489
63	Core Molding Technologies, Inc.(a)	972
26	Eastern Company (The)	788
44	EnPro Industries, Inc.	4,275
74	L B Foster Company, Class A(a)	1,379
122	Park-Ohio Holdings Corporation	3,921
39	Strattec Security Corporation(a)	1,734
322	Timken Company (The)	25,950
165	Tredegar Corporation	2,272
		47,533

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.9%
151	CAI International, Inc.	$8,456
95	DXP Enterprises, Inc.(a)	3,163
130	Herc Holdings, Inc.(a)	14,569
158	Titan Machinery, Inc.(a)	4,889
73	WESCO International, Inc.(a)	7,506
		38,583
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
322	Cowen, Inc., Class A	13,218
1,363	Jefferies Financial Group, Inc.	46,615
		59,833
	INSURANCE - 4.8%
187	Ambac Financial Group, Inc.(a)	2,928
244	American Equity Investment Life Holding Company	7,886
223	American National Group, Inc.	33,127
513	Brighthouse Financial, Inc.(a)	23,362
292	Citizens, Inc.(a)	1,545
1,054	CNO Financial Group, Inc.	24,895
206	Employers Holdings, Inc.	8,817
59	FedNat Holding Company	245
599	Genworth Financial, Inc., Class A(a)	2,336
238	Hallmark Financial Services, Inc.(a)	1,059
379	Heritage Insurance Holdings, Inc.	3,252
195	Horace Mann Educators Corporation	7,297
22	National Western Life Group, Inc., Class A	4,937
620	ProAssurance Corporation	14,105
980	Radian Group, Inc.	21,805
257	Security National Financial Corporation, Class A(a)	2,249
506	State Auto Financial Corporation	8,663
337	Tiptree, Inc.	3,134
61	Unico American Corporation(a)	284
150	United Fire Group, Inc.	4,159
506	United Insurance Holdings Corporation	2,884
1,307	Unum Group	37,119
		216,088

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	INTERNET MEDIA & SERVICES - 0.4%
292	Cars.com, Inc.(a)	$4,184
467	DHI Group, Inc.(a)	1,579
336	TrueCar, Inc.(a)	1,898
212	Yelp, Inc.(a)	8,472
		16,133
	LEISURE FACILITIES & SERVICES - 1.2%
10	Ark Restaurants Corporation(a)	198
37	Biglari Holdings, Inc.(a)	5,900
306	Carrols Restaurant Group, Inc.(a)	1,839
141	Century Casinos, Inc.(a)	1,894
124	Chuy’s Holdings, Inc.(a)	4,620
220	Del Taco Restaurants, Inc.	2,202
513	Dover Motorsports, Inc.	1,154
441	El Pollo Loco Holdings, Inc.(a)	8,066
172	Fiesta Restaurant Group, Inc.(a)	2,310
108	Full House Resorts, Inc.(a)	1,074
34	Golden Entertainment, Inc.(a)	1,523
104	Good Times Restaurants, Inc.(a)	425
108	J Alexander’s Holdings, Inc.(a)	1,257
331	Marcus Corporation (The)(a)	7,021
16	Potbelly Corporation(a)	126
104	RCI Hospitality Holdings, Inc.	6,885
266	Red Robin Gourmet Burgers, Inc.(a)	8,807
		55,301
	LEISURE PRODUCTS - 0.7%
43	American Outdoor Brands, Inc.(a)	1,511
118	Escalade, Inc.	2,708
30	Smith & Wesson Brands, Inc.	1,041
46	Thor Industries, Inc.	5,198
257	Vista Outdoor, Inc.(a)	11,894
128	Winnebago Industries, Inc.	8,699
		31,051
	MACHINERY - 2.4%
201	AGCO Corporation	26,207

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	MACHINERY - 2.4% (Continued)
111	Altra Industrial Motion Corporation	$7,217
67	Astec Industries, Inc.	4,217
258	CECO Environmental Corporation(a)	1,847
174	Colfax Corporation(a)	7,971
72	Columbus McKinnon Corporation	3,473
42	ESCO Technologies, Inc.	3,940
38	Gencor Industries, Inc.(a)	462
314	Hillenbrand, Inc.	13,841
46	Hurco Companies, Inc.	1,610
36	Hyster-Yale Materials Handling, Inc., Class A	2,627
85	Intevac, Inc.(a)	573
111	Kennametal, Inc.	3,987
93	LS Starrett Company (The), Class A(a)	869
234	Manitowoc Company, Inc. (The)(a)	5,733
879	NN, Inc.(a)	6,461
67	Regal Beloit Corporation	8,945
68	SPX FLOW, Inc.	4,436
119	Terex Corporation	5,667
		110,083
	MEDICAL EQUIPMENT & DEVICES - 1.0%
720	Accuray, Inc.(a)	3,254
155	AngioDynamics, Inc.(a)	4,205
76	Avanos Medical, Inc.(a)	2,764
14	CryoLife, Inc.(a)	398
36	FONAR Corporation(a)	637
157	Harvard Bioscience, Inc.(a)	1,308
27	ICU Medical, Inc.(a)	5,557
56	Integer Holdings Corporation(a)	5,275
11	Luminex Corporation	405
101	Merit Medical Systems, Inc.(a)	6,531
127	Natus Medical, Inc.(a)	3,299
107	NuVasive, Inc.(a)	7,252
148	OraSure Technologies, Inc.(a)	1,501
9	Utah Medical Products, Inc.	765

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.0% (Continued)
128	Varex Imaging Corporation(a)	$3,433
		46,584
	METALS & MINING – 0.9%
301	Alcoa Corporation(a)	11,089
401	CONSOL Energy, Inc.(a)	7,406
110	Encore Wire Corporation	8,337
1,046	Hecla Mining Company	7,782
848	SunCoke Energy, Inc.	6,055
143	Warrior Met Coal, Inc.	2,460
		43,129
	OIL & GAS PRODUCERS - 4.7%
1,449	Antero Resources Corporation(a)	21,779
106	Bonanza Creek Energy, Inc.	4,989
1,717	Centennial Resource Development, Inc., Class A(a)	11,641
785	CNX Resources Corporation(a)	10,723
1,263	Comstock Resources, Inc.(a)	8,424
815	Earthstone Energy, Inc., Class A(a)	9,022
1,284	EQT Corporation(a)	28,582
361	Equitrans Midstream Corporation	3,072
865	HollyFrontier Corporation	28,459
120	Matador Resources Company	4,321
783	Murphy Oil Corporation	18,228
262	PBF Energy, Inc., Class A(a)	4,009
278	PDC Energy, Inc.	12,730
227	Penn Virginia Corporation(a)	5,360
1	Plains GP Holdings, L.P., Class A	12
157	SilverBow Resources, Inc.(a)	3,646
4,666	Southwestern Energy Company(a)	26,456
180	TravelCenters of America, Inc.(a)	5,263
173	World Fuel Services Corporation	5,489
		212,205
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
267	Dawson Geophysical Company(a)	697
82	Dril-Quip, Inc.(a)	2,774

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.5% (Continued)
96	Geospace Technologies Corporation(a)	$777
215	Helmerich & Payne, Inc.	7,015
23	Matrix Service Company(a)	241
192	MRC Global, Inc.(a)	1,805
175	Natural Gas Services Group, Inc.(a)	1,799
306	Smart Sand, Inc.(a)	1,019
113	Thermon Group Holdings, Inc.(a)	1,926
396	US Silica Holdings, Inc.(a)	4,578
		22,631
	PUBLISHING & BROADCASTING - 1.8%
199	Beasley Broadcast Group, Inc., Class A(a)	575
38	Cumulus Media, Inc., Class A(a)	557
130	Emmis Communications Corporation(a)	357
15	Entercom Communications Corporation.(a)	65
584	Entravision Communications Corporation, Class A	3,901
542	EW Scripps Company (The), Class A	11,051
1,212	Gannett Company, Inc.(a)	6,654
392	Gray Television, Inc.	9,173
139	Hemisphere Media Group, Inc.(a)	1,640
22	Houghton Mifflin Harcourt Company(a)	243
151	John Wiley & Sons, Inc., Class A	9,087
195	Meredith Corporation(a)	8,471
70	Saga Communications, Inc., Class A	1,516
212	Scholastic Corporation	8,033
794	TEGNA, Inc.	14,895
445	Townsquare Media, Inc., Class A(a)	5,674
260	Urban One, Inc.(a)	1,305
		83,197
	REAL ESTATE OWNERS & DEVELOPERS - 0.0% (b)
24	FRP Holdings, Inc.(a)	1,336
14	Stratus Properties, Inc.(a)	346
		1,682
	REAL ESTATE SERVICES - 0.5%
25	RE/MAX Holdings, Inc., Class A	833

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	REAL ESTATE SERVICES - 0.5% (Continued)
1,219	Realogy Holdings Corporation(a)	$22,210
		23,043
	RENEWABLE ENERGY - 0.8%
94	EnerSys	9,187
44	FutureFuel Corporation	422
141	Green Plains, Inc.(a)	4,740
314	Renewable Energy Group, Inc.(a)	19,575
117	Ultralife Corporation(a)	981
		34,905
	RETAIL - CONSUMER STAPLES - 0.7%
221	Big Lots, Inc.	14,588
135	Ingles Markets, Inc., Class A	7,866
132	Rite Aid Corporation(a)	2,152
93	SpartanNash Company	1,796
60	Village Super Market, Inc., Class A	1,410
39	Weis Markets, Inc.	2,015
		29,827
	RETAIL - DISCRETIONARY - 7.6%
12	Aaron’s Company, Inc. (The)	384
312	Abercrombie & Fitch Company, Class A(a)	14,486
3	American Eagle Outfitters, Inc.	113
20	America’s Car-Mart, Inc.(a)	2,834
55	AutoNation, Inc.(a)	5,215
502	Barnes & Noble Education, Inc.(a)	3,619
81	Bassett Furniture Industries, Inc.	1,972
135	Beacon Roofing Supply, Inc.(a)	7,189
213	Bed Bath & Beyond, Inc.(a)	7,091
199	Big 5 Sporting Goods Corporation	5,110
124	Caleres, Inc.	3,384
88	Children’s Place, Inc. (The)(a)	8,189
260	Conn’s, Inc.(a)	6,630
312	Container Store Group, Inc. (The)(a)	4,069
20	Designer Brands, Inc., Class A(a)	331
386	Dick’s Sporting Goods, Inc.	38,673

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	RETAIL - DISCRETIONARY - 7.6% (Continued)
120	Dillard’s, Inc., Class A	$21,706
187	Ethan Allen Interiors, Inc.	5,161
335	Foot Locker, Inc.	20,646
138	Genesco, Inc.(a)	8,788
162	GMS, Inc.(a)	7,799
94	Group 1 Automotive, Inc.	14,517
137	Guess?, Inc.	3,617
103	Haverty Furniture Companies, Inc.	4,404
19	Hertz Global Holdings, Inc.(a)	166
89	Hibbett, Inc.(a)	7,977
750	Kohl’s Corporation	41,333
159	La-Z-Boy, Inc.	5,889
122	MarineMax, Inc.(a)	5,946
149	Penske Automotive Group, Inc.	11,248
2,853	Qurate Retail, Inc. - Series A	37,346
133	Rush Enterprises, Inc., Class A	5,751
60	Shoe Carnival, Inc.	4,295
147	Sonic Automotive, Inc., Class A	6,577
197	Tilly’s, Inc., Class A	3,148
188	Urban Outfitters, Inc.(a)	7,749
265	Vera Bradley, Inc.(a)	3,283
158	Zumiez, Inc.(a)	7,740
		344,375
	SEMICONDUCTORS - 2.1%
371	Amkor Technology, Inc.	8,782
127	Amtech Systems, Inc.(a)	1,224
94	AXT, Inc.(a)	1,032
97	Cirrus Logic, Inc.(a)	8,257
155	Cohu, Inc.(a)	5,702
105	CTS Corporation	3,902
16	Data I/O Corporation(a)	109
123	Diodes, Inc.(a)	9,812
104	DSP Group, Inc.(a)	1,539
57	GSI Technology, Inc.(a)	320

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	SEMICONDUCTORS - 2.1% (Continued)
247	Kulicke & Soffa Industries, Inc.	$15,116
126	NeoPhotonics Corporation(a)	1,287
110	Onto Innovation, Inc.(a)	8,034
229	Photronics, Inc.(a)	3,025
234	Rambus, Inc.(a)	5,548
94	Richardson Electronics Ltd.	781
183	Ultra Clean Holdings, Inc.(a)	9,831
132	Veeco Instruments, Inc.(a)	3,173
412	Vishay Intertechnology, Inc.	9,291
		96,765
	SOFTWARE - 2.0%
354	Allscripts Healthcare Solutions, Inc.(a)	6,553
60	Avaya Holdings Corporation(a)	1,614
30	BM Technologies, Inc.(a)	373
100	Bottomline Technologies DE, Inc.(a)	3,708
205	ChannelAdvisor Corporation(a)	5,025
350	Cloudera, Inc.(a)	5,551
47	Cognyte Software Ltd.(a)	1,151
110	Computer Programs and Systems, Inc.	3,655
273	Donnelley Financial Solutions, Inc.(a)	9,009
168	Ebix, Inc.	5,695
136	J2 Global, Inc.(a)	18,707
204	NextGen Healthcare, Inc.(a)	3,384
1	SeaChange International, Inc.(a)	1
288	Support.com, Inc.(a)	1,112
116	Synchronoss Technologies, Inc.(a)	416
108	Verint Systems, Inc.(a)	4,868
771	Xperi Holding Corporation	17,147
261	Zovio, Inc.(a)	676
		88,645
	SPECIALTY FINANCE - 4.9%
511	Air Lease Corporation	21,329
178	Alliance Data Systems Corporation	18,546
15	Consumer Portfolio Services, Inc.(a)	67

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	SPECIALTY FINANCE - 4.9% (Continued)
567	Elevate Credit, Inc.(a)	$2,024
214	Encore Capital Group, Inc.(a)	10,141
222	Enova International, Inc.(a)	7,595
754	EZCORP, Inc., Class A(a)	4,547
110	GATX Corporation	9,732
4	Investors Title Company	699
94	Marlin Business Services Corporation	2,139
2,428	MGIC Investment Corporation	33,021
475	Mr Cooper Group, Inc.(a)	15,703
957	Navient Corporation	18,499
109	Nelnet, Inc., Class A	8,200
57	Nicholas Financial, Inc.(a)	640
1,081	OneMain Holdings, Inc.	64,763
2	PROG Holdings, Inc.	96
35	Regional Management Corporation	1,629
49	Willis Lease Finance Corporation(a)	2,100
		221,470
	STEEL - 1.3%
34	Carpenter Technology Corporation	1,367
692	Commercial Metals Company	21,258
86	Friedman Industries, Inc.	1,152
46	Northwest Pipe Company(a)	1,300
258	Olympic Steel, Inc.	7,583
922	United States Steel Corporation	22,128
72	Worthington Industries, Inc.	4,405
		59,193
	TECHNOLOGY HARDWARE - 5.9%
140	ADTRAN, Inc.	2,891
6	Applied Optoelectronics, Inc.(a)	51
2	AstroNova, Inc.(a)	28
164	Aviat Networks, Inc.(a)	5,374
257	Avnet, Inc.	10,300
144	Aware, Inc.(a)	534
123	Benchmark Electronics, Inc.	3,501

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	TECHNOLOGY HARDWARE - 5.9% (Continued)
940	CommScope Holding Company, Inc.(a)	$20,031
196	Communications Systems, Inc.	1,407
179	Comtech Telecommunications Corporation	4,325
646	Daktronics, Inc.(a)	4,257
299	EMCORE Corporation(a)	2,757
422	Harmonic, Inc.(a)	3,595
104	InterDigital, Inc.	7,595
492	Jabil, Inc.	28,595
64	Key Tronic Corporation(a)	417
270	Knowles Corporation(a)	5,330
265	Maxar Technologies, Inc.	10,579
677	NCR Corporation(a)	30,878
180	NETGEAR, Inc.(a)	6,898
337	NetScout Systems, Inc.(a)	9,618
63	PCTEL, Inc.	413
477	Pitney Bowes, Inc.	4,183
68	Plexus Corporation(a)	6,216
1,120	Ribbon Communications, Inc.(a)	8,523
186	Sanmina Corporation(a)	7,247
215	Super Micro Computer, Inc.(a)	7,564
347	SYNNEX Corporation	42,251
389	TTM Technologies, Inc.(a)	5,563
122	ViaSat, Inc.(a)	6,080
45	Vishay Precision Group, Inc.(a)	1,532
825	Xerox Holdings Corporation	19,379
		267,912
	TECHNOLOGY SERVICES - 1.5%
1,478	Conduent, Inc.(a)	11,085
105	CSG Systems International, Inc.	4,954
793	DXC Technology Company(a)	30,879
45	ICF International, Inc.	3,954
58	Insight Enterprises, Inc.(a)	5,801
54	ManTech International Corporation, Class A	4,673
108	NetSol Technologies, Inc.(a)	509

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	TECHNOLOGY SERVICES - 1.5% (Continued)
112	RCM Technologies, Inc.(a)	$461
92	StarTek, Inc.(a)	656
132	Sykes Enterprises, Inc.(a)	7,088
		70,060
	TELECOMMUNICATIONS - 0.9%
332	Alaska Communications Systems Group, Inc.(a)	1,105
40	ATN International, Inc.	1,820
325	Consolidated Communications Holdings, Inc.(a)	2,857
466	EchoStar Corporation, Class A(a)	11,319
81	KVH Industries, Inc.(a)	996
563	ORBCOMM, Inc.(a)	6,328
109	Spok Holdings, Inc.	1,049
748	Telephone and Data Systems, Inc.	16,950
		42,424
	TOBACCO & CANNABIS - 0.1%
104	Universal Corporation	5,925

	TRANSPORTATION & LOGISTICS - 1.8%
144	Alaska Air Group, Inc.(a)	8,685
23	ArcBest Corporation	1,338
153	Atlas Air Worldwide Holdings, Inc.(a)	10,421
56	Covenant Logistics Group, Inc., Class A(a)	1,158
76	Echo Global Logistics, Inc.(a)	2,336
152	Hawaiian Holdings, Inc.(a)	3,704
24	Hub Group, Inc., Class A(a)	1,584
116	Kirby Corporation(a)	7,034
1	Macquarie Infrastructure Corporation	38
178	Marten Transport Ltd.	2,935
772	Overseas Shipholding Group, Inc., Class A(a)	1,613
29	Patriot Transportation Holding, Inc.	327
222	Radiant Logistics, Inc.(a)	1,538
229	Ryder System, Inc.	17,022
80	Schneider National, Inc., Class B	1,742
338	SkyWest, Inc.(a)	14,558

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.8% (Continued)
	TRANSPORTATION & LOGISTICS - 1.8% (Continued)
126	Werner Enterprises, Inc.	$5,610
		81,643
	TRANSPORTATION EQUIPMENT - 0.3%
63	Greenbrier Companies, Inc. (The)	2,745
181	REV Group, Inc.	2,840
195	Trinity Industries, Inc.	5,244
117	Wabash National Corporation	1,872
		12,701
	WHOLESALE - CONSUMER STAPLES - 0.6%
198	Andersons, Inc. (The)	6,045
86	Core-Mark Holding Company, Inc.	3,871
520	United Natural Foods, Inc.(a)	19,229
		29,145
	WHOLESALE - DISCRETIONARY - 0.8%
13	Acme United Corporation	579
15	Educational Development Corporation	187
39	ePlus, Inc.(a)	3,381
211	G-III Apparel Group Ltd.(a)	6,933
422	KAR Auction Services, Inc.(a)	7,406
106	PC Connection, Inc.	4,905
232	ScanSource, Inc.(a)	6,526
101	Veritiv Corporation(a)	6,203
7	Wayside Technology Group, Inc.	175
443	ZAGG CVR(a)	—
		36,295

	TOTAL COMMON STOCKS (Cost $3,069,635)	4,424,739

	PARTNERSHIP SHARES — 1.1%
	METALS & MINING - 0.3%
1,852	Alliance Resource Partners, L.P.	13,353

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021 (Unaudited)

Shares		Value
	PARTNERSHIP SHARES — 1.1% (Continued)
	OIL & GAS PRODUCERS - 0.6%
1	NGL Energy Partners, L.P.	$2
552	NuStar Energy, L.P.	9,964
1,426	Plains All American Pipeline, L.P.	16,199
		26,165
	REIT - 0.0% (b)
100	Landmark Infrastructure Partners, L.P.	1,275

	SPECIALTY FINANCE - 0.2%
224	America First Multifamily Investors, L.P.	1,510
182	Fortress Transportation and Infrastructure	6,106
		7,616

	TOTAL PARTNERSHIP SHARES (Cost $34,256)	48,409

	REIT — 0.1%
	MORTGAGE FINANCE - 0.1%
305	Ellington Financial, Inc.	5,841

	TOTAL REIT (Cost $4,700)	5,841

	MONEY MARKET FUNDS - 2.7%
123,952	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01%(c)	123,952

	TOTAL MONEY MARKET FUNDS (Cost $123,952)	123,952

	TOTAL INVESTMENTS - 101.7% (Cost $3,232,543)	$4,602,941
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(78,073)
	NET ASSETS - 100.0%	$4,524,868

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2021

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

	Acclivity Mid Cap		Acclivity Small Cap
	Multi-Style Fund		Value Fund
ASSETS
Investment securities:
At cost	$235,363		$3,232,543
At value	$292,244		$4,602,941
Receivable for investments sold	4,638		24,246
Dividends and interest receivable	206		4,212
Receivable due from Advisor	16,802		18,512
Prepaid expenses and other assets	2,970		1,685
TOTAL ASSETS	316,860		4,651,596

LIABILITIES
Payable for investments purchased	4,607		89,286
Audit fees payable	18,339		14,426
Distribution (12b-1) fees payable	—		10
Payable to related parties	12,825		19,721
Accrued expenses and other liabilities	1,244		3,285
TOTAL LIABILITIES	37,015		126,728
NET ASSETS	$279,845		$4,524,868

Net Assets Consist Of:
Paid in capital	$230,020		$3,271,611
Accumulated earnings	49,825		1,253,257
NET ASSETS	$279,845		$4,524,868

Net Asset Value Per Share:
Class I Shares:
Net Assets	$279,832		$4,524,851
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	21,796		278,273
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.84		$16.26

Class N Shares:
Net Assets	$13		$17
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.84	(a)	$16.21	(a)

(a)	Net asset value may not recalculate due to the rounding of net assets.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2021

	Acclivity Mid Cap	Acclivity Small Cap
	Multi-Style Fund	Value Fund
INVESTMENT INCOME
Dividends (Foreign Taxes Withheld - $0 and $154, respectively)	$1,756	$37,211
Interest	1	4
TOTAL INVESTMENT INCOME	1,757	37,215

EXPENSES
Investment advisory fees	433	7,813
Distribution (12b-1) fees:
Class N	—	49
Transfer agent fees	12,628	12,197
Trustees’ fees	12,188	15,811
Legal fees	13,288	10,218
Administration fees	7,734	14,755
Audit fees	6,139	3,720
Compliance officer fees	1,373	1,665
Registration fees	—	3,320
Custody fees	1,967	263
Shareholder reporting expense	417	662
Fund accounting fees	83	694
Third party administrative servicing fees	4	608
Insurance expense	—	83
Other expenses	894	1,418
TOTAL EXPENSES	57,148	73,276

Less: Fees waived/reimbursed by the Adviser	(56,603)	(63,589)

NET EXPENSES	545	9,687
NET INVESTMENT INCOME	1,212	27,528

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	5,714	217,696
Net change in unrealized appreciation on investments	26,106	724,536

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	31,820	942,232

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,032	$969,760

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Period* Ended
	June 30, 2021	December 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income	$1,212	$1,187
Net realized gain/(loss) from investments	5,714	(15,169)
Net change in unrealized appreciation of investments	26,106	30,775
Net increase in net assets resulting from operations	33,032	16,793

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	105,000	125,010
Class N	—	10
Net increase in net assets from shares of beneficial interest	105,000	125,020

TOTAL INCREASE IN NET ASSETS	138,032	141,813

NET ASSETS
Beginning of Period	141,813	—
End of Period	$279,845	$141,813

SHARE ACTIVITY - CLASS I
Shares sold	8,954	12,842
Net increase in shares of beneficial interest outstanding	8,954	12,842

SHARE ACTIVITY - CLASS N
Shares sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2021	December 31,
	(Unaudited)	2020

FROM OPERATIONS
Net investment income	$27,528	$48,969
Net realized gain/(loss) from security investments	217,696	(410,033)
Distributions of realized gains from underlying investment companies	—	7
Net change in unrealized appreciation of investments	724,536	551,561
Net increase in net assets resulting from operations	969,760	190,504

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	—	(55,855)
Class N	—	(0	) ^
	—	(55,855)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	1,101,302	435,810
Class N	62,212	20,000
Net asset value of shares issued in reinvestment of distributions
Class I	—	55,182
Class N ^	—	0
Payments for shares redeemed
Class I	(363,029)	(624,862)
Class N	(80,633)	(12,494)
Net increase/(decrease) in net assets from shares of beneficial interest	719,852	(126,364)

TOTAL INCREASE IN NET ASSETS	1,689,612	8,285

NET ASSETS
Beginning of Period	2,835,256	2,826,971
End of Period	$4,524,868	$2,835,256

SHARE ACTIVITY - CLASS I
Shares sold	73,701	46,406
Shares reinvested	—	4,509
Shares redeemed	(23,465)	(63,350)
Net increase/(decrease) in shares of beneficial interest outstanding	50,236	(12,435)

SHARE ACTIVITY - CLASS N
Shares sold	4,059	1,888
Shares reinvested	—	0	#
Shares redeemed	(4,885)	(1,062)
Net increase in shares of beneficial interest outstanding	(826)	826

^	Amount represents less than $0.50.

#	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended	Period* Ended
	June 30, 2021	December 31,
	(Unaudited)	2020
Net asset value, beginning of period	$11.04	$10.00
Activity from investment operations:
Net investment income (1)	0.06	0.10
Net realized and unrealized gain on investments	1.74	0.94
Total from investment operations	1.80	1.04
Net asset value, end of period	$12.84	$11.04
Total return (2)(3)	16.30%	10.40%
Net assets, at end of period (000s)	$280	$142
Ratio of gross expenses to average net assets (4)(5)(6)	46.10%	97.49%
Ratio of net expenses to average net assets (5)(6)	0.44%	0.47%
Ratio of net investment income to average net assets (5)(6)	0.98%	1.07%
Portfolio turnover rate (3)	14%	47%

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class N
	Six Months Ended	Period* Ended
	June 30, 2021	December 31,
	(Unaudited)	2020
Net asset value, beginning of period	$11.04	$10.00
Activity from investment operations:
Net investment income (1)	0.06	0.10
Net realized and unrealized gain on investments	1.74	0.94
Total from investment operations	1.80	1.04
Net asset value, end of period	$12.84	$11.04
Total return (2)(3)	16.30%	10.40%
Net assets, at end of period (4)	$13	$11
Ratio of gross expenses to average net assets (5)(6)(7)	46.35%	97.74%
Ratio of net expenses to average net assets (6)(7)	0.69%	0.72%
Ratio of net investment income to average net assets (6)(7)	0.73%	0.82%
Portfolio turnover rate (3)	14%	47%

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents actual net assets.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Period* Ended
	June 30, 2021		December 31,	December 31,
	(Unaudited)		2020	2019
Net asset value, beginning of period	$12.39		$11.76	$10.00
Activity from investment operations:
Net investment income (1)	0.10		0.21	0.15
Net realized and unrealized gain on investments	3.77		0.67	1.69
Total from investment operations	3.87		0.88	1.84
Less distributions from:
Net investment income	—		(0.01)	(0.08)
Net realized gains	—		(0.24)	—
Total distributions	—		(0.25)	(0.08)
Net asset value, end of period	$16.26		$12.39	$11.76
Total return (2)	31.23	% (6)	7.51%	18.44	% (6)
Net assets, at end of period (000s)	$4,525		$2,825	$2,827
Ratio of gross expenses to average net assets (3)(4)	3.65	% (5)	5.62%	14.59	% (5)
Ratio of net expenses to average net assets (4)	0.48	% (5)	0.54%	0.67	% (5)
Ratio of net investment income to average net assets (4)	1.37	% (5)	2.12%	1.34	% (5)
Portfolio turnover rate	21	% (6)	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended		Year Ended	Period* Ended
	June 30, 2021		December 31,	December 31,
	(Unaudited)		2020	2019
Net asset value, beginning of period	$12.37		$11.75	$10.00
Activity from investment operations:
Net investment income (1)	0.08		0.26	0.16
Net realized and unrealized gain on investments	3.76		0.61	1.67
Total from investment operations	3.84		0.87	1.83
Less distributions from:
Net investment income	—		(0.01)	(0.08)
Net realized gains	—		(0.24)	—
Total distributions	—		(0.25)	(0.08)
Net asset value, end of period	$16.21		$12.37	$11.75
Total return (2)	31.04	% (6)	7.43%	18.34	% (6)
Net assets, at end of period (000s)	$17	(7)	$10	$12	(7)
Ratio of gross expenses to average net assets (3)(4)	3.91	% (5)	5.87%	81.62	% (5)
Ratio of net expenses to average net assets (4)	0.73	% (5)	0.79%	0.92	% (5)
Ratio of net investment income to average net assets (4)	1.02	% (5)	1.87%	1.44	% (5)
Portfolio turnover rate	21	% (6)	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Represents actual net assets.

See accompanying notes to financial statements.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2021

1.	ORGANIZATION

The Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Fund”) and Acclivity Small Cap Value Fund (the “Small Cap Fund”) (each a “Fund,” collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The inception date of the Mid Cap Fund was December 31, 2019 and the Mid Cap Fund commenced operations on January 2, 2020. The inception date of the Small Cap Fund was December 31, 2018 and the Small Cap Fund commenced operations on January 2, 2019. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”) .. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i)

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security -specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for each Fund’s assets measured at fair value:

Acclivity Mid Cap Multi-Style Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$272,715	$—	$—	$272,715
Partnership Shares	1,223	—	—	1,223
Money Market Fund	18,306	—	—	18,306
Total	$292,244	$—	$—	$292,244

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$4,424,739	$—	$—	$4,424,739
Partnership Shares	48,409	—	—	48,409
REIT	5,841	—	—	5,841
Money Market Fund	123,952	—	—	123,952
Total	$4,602,941	$—	$—	$4,602,941

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Schedule of Investments for classification.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the Small Cap Fund’s December 31, 2019 year-end or the Small Cap Fund’s and Mid Cap Fund’s December 31, 2020 year end, or expected to be taken in the Funds’ December 31, 2021 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Mid Cap	$139,003	$33,188
Small Cap	1,528,364	823,852

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Effective May 1, 2020, the Funds pay the Adviser a management fee at an annual rate of 0.35% and 0.39% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. Prior to May 1, 2020, as compensation for its services and the related expenses borne by the Adviser, the Funds paid the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% and 0.55% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. For the six months ended June 30, 2021, the Adviser earned $433 and $7,813 from the Mid Cap Fund and Small Cap Fund, respectively.

Effective May 1, 2020, pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2022, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 0.44% and 0.69% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.48% and 0.73% for Class I and Class N shares of the Small Cap Fund, respectively. Prior to May 1, 2020, the Advisor agreed to waive/reimburse expenses to the extent necessary that the total expenses did not exceed 0.55% and 0.80% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.67% and 0.92% for Class I and Class N shares of the Small Cap Fund, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause a Fund’s operating expenses to exceed its expense limitation. If a Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for a Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

ended June 30, 2021, the Adviser waived advisory fees and reimbursed the Mid Cap Fund and Small Cap Fund for expenses in the amounts of $56,603 and $63,589, respectively.

The following amounts are subject to recapture by the Funds by the following date:

	12/31/2022	12/31/2023
Mid Cap	N/A	$107,373
Small Cap	$135,510	$117,329

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution- related activities or shareholder services. Under the Plan, the Funds are permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the six months ended June 30, 2021, pursuant to the Class N Plan, the Mid Cap Fund and Small Cap Fund incurred $0 and $49 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2021, were as follows:

		Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Mid Cap Fund	$235,363	$61,070	$(4,189)	$56,881
Small Cap Fund	3,234,452	1,421,252	(52,763)	1,368,489

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

6.	SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended December 31, 2020 and December 31, 2019 was as follows:

For fiscal year or period	Ordinary	Long-Term
ended December 31, 2020	Income	Capital Gains	Total
Mid Cap Fund	$—	$—	$—
Small Cap Fund	55,589	266	55,855

For fiscal period ended	Ordinary	Long-Term
December 31, 2019	Income	Capital Gains	Total
Small Cap Fund	$15,059	$—	$15,059

As of December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Capital Loss	Other		Total
	Ordinary	Long-Term	Post October	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Loss	Forwards	Differences	Appreciation	Earnings
Mid Cap Fund	$1,187	$—	$—	$(15,169)	$—	$30,775	$16,793
Small Cap Fund	46,060	—	(6,398)	(400,118)	—	643,953	283,497

The difference between book basis and tax basis distributable earnings is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Small Cap Fund incurred and elected to defer such capital losses of $6,398.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021

At December 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Mid Cap Fund	$15,169	$—	$15,169
Small Cap Fund	391,432	8,686	400,118

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, beneficial ownership in excess of 25% for the Funds is as follows:

		% of Outstanding
	Beneficial Owner	Shares
Mid Cap Fund	Innealta Capital, LLC	100%
Small Cap Fund	National Financial Services, LLC	71%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Acclivity Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Expenses Paid	Annualized
	Account Value	Ending Account	During Period *	Expense Ratio
Actual	1/1/21	Value 6/30/21	1/1/21-6/30/21	During Period
Acclivity Mid Cap Multi-Style Fund
Class I	$1,000.00	$1,163.00	$2.36	0.44%
Class N	1,000.00	1,163.00	3.70	0.69%
Acclivity Small Cap Value Fund
Class I	$1,000.00	$1,312.30	$2.75	0.48%
Class N	1,000.00	1,310.40	4.18	0.73%
Hypothetical (5% return before Expenses)
Acclivity Mid Cap Multi-Style Fund
Class I	$1,000.00	$1,022.61	$2.21	0.44%
Class N	1,000.00	1,021.37	3.46	0.69%
Acclivity Small Cap Value Fund
Class I	$1,000.00	$1,022.41	$2.41	0.48%
Class N	1,000.00	1,021.17	3.66	0.73%

*	Expenses are equal to the average account value over the period, multiplied by a Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2021

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 14, 2020, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Acclivity Small Cap Value Fund (“Acclivity Small Cap Value”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with Acclivity Small Cap Value’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of Acclivity Small Cap Value. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to Acclivity Small Cap Value) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for Acclivity Small Cap Value, including the team of individuals that primarily monitor and execute the investment process. The Board discussed the extent of Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. The Board noted the recent hiring of Dr. Glenn Freed as an investment strategist and portfolio manager for certain Acclivity Funds. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Acclivity Small Cap Value; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with Acclivity Small Cap Value’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Acclivity Small Cap Value accurately describe the investment strategies of Acclivity Small Cap Value. The Board

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2021

then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta’s owners had the ability to make additional contributions in order to meet its obligations to Acclivity Small Cap Value. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to Acclivity Small Cap Value were satisfactory.

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance for the one year and since inception periods for Acclivity Small Cap Value as of August 31, 2020. The Board noted that Acclivity Small Cap Value outperformed the peer group median and Morningstar category median but underperformed its benchmark (the S&P 500 Total Return Index) for the one year period, and outperformed the peer group median but underperformed the Morningstar category median and benchmark for the since inception period. The Board noted the portfolio managers’ ability to manage risk and the recent addition of investment team personnel. After further discussion, the Board concluded that Acclivity Small Cap Value’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed the Acclivity Small Cap Value’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Reports. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 0.39% of the average daily net assets of Acclivity Small Cap Value under the Innealta Advisory Agreement. The Board noted the advisory fee for Acclivity Small Cap Value was significantly lower than the peer group median and Morningstar category median. The Board also reviewed the net expenses for Acclivity Small Cap Value as compared to its peer group and Morningstar category. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2022, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.48% and 0.73% of Acclivity Small Cap Value’s average net assets for Class I and Class N shares, respectively and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to Acclivity Small Cap Value, the advisory fee charged by Innealta for Acclivity Small Cap Value was not unreasonable. The Board also noted their approval to lower the advisory fee and expense cap of Acclivity Small Cap Value at its meeting on April 22, 2020.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to Acclivity Small Cap Value based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the anticipated profit from Innealta’s relationship with Acclivity Small Cap Value was not excessive.

Economies of Scale. As to the extent to which Acclivity Small Cap Value would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of Acclivity Small Cap Value, Innealta’s expectations for growth of Acclivity Small Cap Value, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Innealta Advisory Agreement are not unreasonable with respect to Acclivity Small Cap Value; (b) the investment advisory fee payable for Acclivity Small Cap Value pursuant to the Innealta Advisory Agreement is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of Acclivity Small Cap Value and its shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Innealta Advisory Agreement was in the best interest Acclivity Small Cap Value and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-873-3837 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
13215 Bee Cave Pkwy, Bldg A, Suite 240
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Acclivity-SAR-21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 09/03/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 09/03/21

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 09/03/21